Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Other Gains and Losses

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Loss on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$(410.1)	$(473.9)	$(683.1)
Gain on disposal of investments accounted for using equity method, net	-	15.7	7.1
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(622.5)	6,523.1	(8,204.7)

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Provision for expected credit loss for financial assets
Investments in debt instruments at FVTOCI	$(0.9)	$(9.5)	$(12.3)
Financial assets at amortized cost	(51.5)	(26.2)	(37.6)
Other gains, net	72.8	932.4	551.2

	$(1,012.2)	$6,961.6	$(8,379.4)